Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from other sources
Interest income and others (note)	$ 63,299	$ 43,927	$ 101,473
Revenue	5,466,243	1,408,469	3,259,296
Interest Income and Others [Member]
Revenue from other sources
Interest income and others (note)	63,299	43,927	101,473
Investment Management Fee Income [Member]
Revenue from contracts with customers recognized over time
Investment management fee income			33,462
Third parties [Member]
Revenue from other sources
Revenue	5,437,083	1,397,782	3,154,276
Third parties [Member] | Interest Income and Others [Member]
Revenue from other sources
Interest income and others (note)	61,019	42,489	91,311
Third parties [Member] | Investment Management Fee Income [Member]
Revenue from contracts with customers recognized over time
Investment management fee income			30,622
Related parties [Member]
Brokerage commissions related to
Brokerage commissions related	26,880	7,119	89,743
Revenue from other sources
Revenue	29,160	10,687	105,020
Related parties [Member] | Interest Income and Others [Member]
Revenue from other sources
Interest income and others (note)	2,280	1,438	10,162
Related parties [Member] | Investment Management Fee Income [Member]
Revenue from contracts with customers recognized over time
Investment management fee income			2,840
Revenue from Contracts with Customers Recognized at a Point in Time [Member]
Brokerage commissions related to
Due diligence service fees	79,543
Handling income on
Introducing and referral income	4,681,683
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Custodian Services [Member]
Handling income on
Handling income	77,158	110,296	352,968
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Dividend Collection [Member]
Handling income on
Handling income	50,587	17,570	17,180
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Equity Securities [Member]
Underwriting and placement income related to
Underwriting and placement income	114,091	109,316	914,234
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Introducing and Referral Income [Member]
Handling income on
Introducing and referral income		264,941	278,688
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income			660,379
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member]
Brokerage commissions related to
Due diligence service fees	79,543
Handling income on
Introducing and referral income	4,681,683
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Custodian Services [Member]
Handling income on
Handling income	77,158	108,218	350,706
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Dividend Collection [Member]
Handling income on
Handling income	50,587	17,518	17,167
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Equity Securities [Member]
Underwriting and placement income related to
Underwriting and placement income	114,091	109,316	914,234
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Introducing and Referral Income [Member]
Handling income on
Introducing and referral income		264,941	278,688
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income			660,379
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member]
Brokerage commissions related to
Due diligence service fees
Handling income on
Introducing and referral income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Custodian Services [Member]
Handling income on
Handling income		2,078	2,262
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Dividend Collection [Member]
Handling income on
Handling income		52	13
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Equity Securities [Member]
Underwriting and placement income related to
Underwriting and placement income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Introducing and Referral Income [Member]
Handling income on
Introducing and referral income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member]
Brokerage commissions related to
Brokerage commissions related	270,689	375,928	455,911
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member] | Third parties [Member]
Brokerage commissions related to
Brokerage commissions related	265,591	371,930	445,057
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Hong Kong [Member] | Related parties [Member]
Brokerage commissions related to
Brokerage commissions related	5,098	3,998	10,854
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member]
Brokerage commissions related to
Brokerage commissions related	58,557	22,251	443,806
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member] | Third parties [Member]
Brokerage commissions related to
Brokerage commissions related	36,775	19,130	365,281
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | United States [Member] | Related parties [Member]
Brokerage commissions related to
Brokerage commissions related	21,782	3,121	78,525
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Other Exchanges [Member]
Brokerage commissions related to
Brokerage commissions related			1,195
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Other Exchanges [Member] | Third parties [Member]
Brokerage commissions related to
Brokerage commissions related			831
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Other Exchanges [Member] | Related parties [Member]
Brokerage commissions related to
Brokerage commissions related			$ 364
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees	10,624
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income		43,322
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees	10,624
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Third parties [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income		43,322
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees
Revenue from Contracts with Customers Recognized at a Point in Time [Member] | Related parties [Member] | Bonds and Others [Member]
Underwriting and placement income related to
Underwriting and placement income
Revenue from Contracts with Customers Recognized Over Time [Member]
Revenue from contracts with customers recognized over time
Investment management fee income	60,012
Revenue from Contracts with Customers Recognized Over Time [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees		420,918
Revenue from Contracts with Customers Recognized Over Time [Member] | Third parties [Member]
Revenue from contracts with customers recognized over time
Investment management fee income	60,012
Revenue from Contracts with Customers Recognized Over Time [Member] | Third parties [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees		420,918
Revenue from Contracts with Customers Recognized Over Time [Member] | Related parties [Member]
Revenue from contracts with customers recognized over time
Investment management fee income
Revenue from Contracts with Customers Recognized Over Time [Member] | Related parties [Member] | Advisory Fees [Member]
Revenue from contracts with customers recognized over time
Advisory fees